Borrowings (Details) - USD ($)										1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2025	Jul. 30, 2025	Dec. 25, 2024	Nov. 15, 2024	Jul. 01, 2024	Apr. 26, 2024	Feb. 29, 2024	Dec. 31, 2022	Apr. 30, 2020	Aug. 30, 2025	Jul. 31, 2025	Aug. 31, 2024	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	May 31, 2023	Jan. 31, 2023	Jan. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 25, 2025	May 31, 2025	Nov. 25, 2024	Apr. 30, 2024	Apr. 30, 2023	Jun. 26, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Borrowings [Line Items]
Aggregate borrowing capacity																																	$ 15,000,000		$ 15,000,000
Percentage of fixed rate payable																				13.34%		13.34%										13.982%	6.50%		10.00%
Interest rate percentage																				15.00%		15.00%		13.34%		1.00%							15.00%
Percentage of loan premium																						30.00%
Maintain liquidity value																																		$ 500,000
Outstanding balance of loan								$ 82,887														$ 12,250,000		$ 12,250,000	$ 12,250,000
Extend maturity date																						18 months to October 25, 2026
Preserve cash			$ 974,729																	$ 500,000	$ 700,000
Preserve cash maturity due date			Dec. 25, 2024																		Jun. 30, 2025
Percentage of additional exit fee																						1.00%
Granted a loan									$ 3,776,100
Percentage of interest paid									1.00%
Bank approved forgiveness loan																																		$ 3,776,100
Other income																										$ 1,506,644
Debt amount																										$ 2,269,456
Loan amount																				$ 101,535		$ 101,535		84,561
Aggregate borrowing capacity																			$ 250,000
Interest payable amount																			$ 16,528
Prepayment discount percentage																			5.00%				5.00%
Aggregate borrowing capacity																															$ 250,000
Partners loan																						694,914	$ 250,000	250,000	250,000
Interest payable																						16,944
Acquired debt of amount																								389,875
Accrual rate interest										5.00%	0.00%
Accrued interest																								6,630,870
Additional aggregate amount					$ 299,667
Received from related party					$ 166,667								$ 166,667									$ 3,247,425		$ 1,433,000
Related warrants share (in Shares)					66,549															12,500		12,500		755,919
Per share (in Dollars per share)					$ 6							$ 5	$ 5							$ 5		$ 5
Aggregate amount received																						$ 0	$ 1,200,000	$ 2,950,000	4,675,000
Accrued fees shares (in Shares)												66,549
Aggregate received amount																						$ 110,600
Warrants price per share (in Dollars per share)													$ 6							$ 4		$ 4		$ 7.5
Share reissued (in Shares)																						15,625
Common warrants (in Shares)													83,333
Common stock, per warrant (in Dollars per share)													$ 6
Total liability								34,590,398												$ 65,075,956		$ 65,075,956		$ 69,690,688	34,590,398
Fees																						$ 27,000
Purchase of warrants (in Shares)																				12,500		12,500
Debt amortized basis issuance																				$ 14,965,147		$ 14,965,147		14,669,280
Outstanding principal amount																				14,805,817		14,805,817		14,270,956
Net of debt issuance costs								$ 718,872												159,330		159,330		398,324	$ 718,872
Long-term liability																				$ 389,874		$ 389,874
Prepayment amount																$ 1,000,000		$ 1,000,000						500,000
Agreement amount															$ 500,000
Excess prepayment amount															500,000
Principal amount						$ 6,803,370
Repaid amount																								$ 2,269,456
Warrant [Member]
Borrowings [Line Items]
Related warrants share (in Shares)								8,166				13,333	29,705											908,334	8,166
Per share (in Dollars per share)																				$ 5		$ 5
Warrants price per share (in Dollars per share)													$ 6							$ 6		$ 6								$ 0.001
Purchase of warrants (in Shares)																				24,979		24,979
2023 Channel Partners Loan [Member]
Borrowings [Line Items]
Outstanding balance of loan																								$ 0	$ 82,887
Partners loan																						$ 47,104
Whiskey Note [Member]
Borrowings [Line Items]
Principal amount															$ 672,500
Channel Partners Capital LLC [Member]
Borrowings [Line Items]
Outstanding balance of loan																								149,824	$ 0
Maximum [Member]
Borrowings [Line Items]
Interest coverage ratio																						2
Cash interest coverage ratio																						1.25
Outstanding balance of loan																								149,824
Percentage of coupon rate																				16.50%		16.50%
Minimum [Member]
Borrowings [Line Items]
Interest coverage ratio																						1
Cash interest coverage ratio																						1
Outstanding balance of loan																						$ 16,569
Percentage of coupon rate																				15.00%		15.00%
Common Stock [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																				$ 5		$ 5
Aggregate received amount							$ 50,000
Common Stock [Member] | Warrant [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																				4		4
Warrants price per share (in Dollars per share)																				0.001		0.001
Related Party [Member]
Borrowings [Line Items]
Accrued interest																								$ 3,247,425
Accounts receivable factoring arrangement														$ 100,000														$ 100,000
Warrants price per share (in Dollars per share)																				6		$ 6
Investor [Member]
Borrowings [Line Items]
Aggregate amount received													$ 399,667	$ 399,667
Accounts receivable													$ 250,000									$ 250,000
Principal amount																	$ 2,160,000
Series A Preferred Stock [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																				$ 10		$ 10
Aggregate shares of preferred stock (in Shares)												29,661										27,700
Aggregate received amount																				$ 110,600
Warrants price per share (in Dollars per share)													$ 5
Total liability																				$ 277,000		$ 277,000
Series A Preferred Stock [Member] | Warrant [Member]
Borrowings [Line Items]
Related warrants share (in Shares)												19,983	5,092
Aggregate shares of preferred stock (in Shares)												44,291
Aggregate received amount																						$ 266,667
Warrants price per share (in Dollars per share)																				$ 5		$ 5
IPO [Member]
Borrowings [Line Items]
Per share (in Dollars per share)													$ 5							4		4		$ 5						$ 4
Aggregate received amount												$ 266,667
Warrants price per share (in Dollars per share)																				6		6
IPO [Member] | Warrant [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)													$ 5							5		5
IPO [Member] | Common Stock [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																				4		4
IPO [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																				5		5
Warrants price per share (in Dollars per share)																				$ 5		$ 5
Forecast [Member]
Borrowings [Line Items]
Percentage of additional exit fee		1.00%
Accrued interest	$ 6,714
Related warrants share (in Shares)				19,983
Per share (in Dollars per share)																													$ 4
Accrued fees shares (in Shares)																													66,549
Warrants price per share (in Dollars per share)				$ 4																									$ 5
Share reissued (in Shares)				16,667
Forecast [Member] | Warrant [Member]
Borrowings [Line Items]
Per share (in Dollars per share)																													5
Warrants price per share (in Dollars per share)																													3.99
Share reissued (in Shares)				24,979
Warrants per share (in Dollars per share)				$ 4
Forecast [Member] | Related Party [Member]
Borrowings [Line Items]
Related party warrants shares (in Shares)				13,333
Forecast [Member] | Investor [Member] | Warrant [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)				$ 5
Forecast [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)																													$ 5
Forecast [Member] | IPO [Member]
Borrowings [Line Items]
Related warrants share (in Shares)																													5,092
Per share (in Dollars per share)				4																				$ 5			$ 4		$ 4
Warrants price per share (in Dollars per share)																													0.01
Forecast [Member] | IPO [Member] | Warrant [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)				$ 5																									4
Forecast [Member] | IPO [Member] | Series A Preferred Stock [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)																													4
Forecast [Member] | IPO [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Borrowings [Line Items]
Warrants price per share (in Dollars per share)																													$ 4